Securitisations and Covered Bonds	6 Months Ended
Jun. 30, 2023
Disclosure Of Securitisations And Covered Bonds [Abstract]
Securitisations and covered bonds
10. SECURITISATIONS AND COVERED BONDS
The information in this Note relates to securitisations and covered bonds for consolidated structured entities, used to obtain funding or collateral. It excludes structured entities relating to credit protection transactions.
The gross assets securitised, or for the covered bond programme assigned at 30 June 2023 and 31 December 2022 were:

	30 June 2023	31 December 2022
	£m	£m
Mortgage-backed master trust structures:
–Holmes	2,214	1,646
–Fosse	1,892	2,028
	4,106	3,674
Other asset-backed securitisation structures:
–Motor	—	6
–Repton	750	—
	750	6
Total securitisation programmes	4,856	3,680
Covered bond programme:
–Euro 35bn Global Covered Bond Programme	20,790	21,304
Total securitisation and covered bond programmes	25,646	24,984
The following table sets out the internal and external issuances and redemptions in H123 and H122 for each securitisation and covered bond programme.

	Internal issuances		External issuances		Internal redemptions		External redemptions
	H123	H122	H123	H122	H123	H122	H123	H122
	£m	£m	£m	£m	£m	£m	£m	£m
Mortgage-backed master trust structures:
–Holmes	118	—	750	—	30	42	142	114
–Fosse	—	—	—	—	—	34	—	185
Other asset-backed securitisation structures:
–Motor	—	—	—	—	—	—	7	21
–Repton	—	—	550	—	—	—	—	—
Covered bond programme:
–Euro 35bn Global Covered Bond Programme	1,100	—	1,500	4,182	5	—	1,017	827
	1,218	—	2,800	4,182	35	76	1,166	1,147
, the remaining asset-backed notes from the Motor securitisation structure were redeemed. In H123 Repton 2023-1 Limited borrowed £550m through an asset-backed variable funding note facility. Repayment of this will begin in 2025.